Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes as reported in the consolidated statements of operations	$ (13,047)	$ (11,040)	$ (19,965)	$ (19,033)
Statutory tax rate			23.00%	23.00%
Theoretical income tax benefit			$ (4,592)	$ (4,378)
Foreign tax rate differentials			1	(3)
Non-deductible share based compensation			288	245
Non-deductible revaluation of warrants			752
Currency transactions gain			(1,602)	(1,226)
Change in valuation allowance			5,256	5,385
Other differences, net			(27)	52
Total income tax expense	$ 57	$ 44	$ 76	$ 75